Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 1,117,118	$ 184,081
Accounts receivable, net	217,028	99,061
Prepaid expenses and other current assets	46,521	45,668
Total current assets	1,380,667	328,810
Property and equipment, net	22,603	28,671
Other assets	14,540	27,809
Total assets	1,417,810	385,290
Current liabilities:
Accounts payable and accrued expenses	826,864	633,053
Deferred revenues	638,193	563,998
Deferred compensation	215,012	215,012
Notes payable - current	401,573	1,071,708
Notes payable - related party - current	92,805	1,234,871
Total current liabilities	2,174,447	3,718,642
Long-term liabilities:
Notes payable - net of current portion	786,461	544,322
Notes payable - related party	127,409	216,772
Deferred interest expense	136,078	103,242
Other long-term liabilities - related parties	12,852	56,021
Total long-term liabilities	1,062,800	920,357
Total liabilities	3,237,247	4,638,999
Stockholders' deficit:
Common stock, $0.001 par value, 50,000,000 shares authorized; 14,908,439 and 7,123,089 shares issued and outstanding at December 31, 2015 and 2014, respectively	21,909	14,124
Additional paid-in capital	11,537,093	5,189,178
Accumulated deficit	(13,378,439)	(9,457,011)
Total stockholders' deficit	(1,819,437)	(4,253,709)
Total liabilities and stockholders' deficit	$ 1,417,810	$ 385,290